Waddell & Reed InvestEd Portfolios, Inc.

Supplement dated April 1, 2008
to the
Prospectus dated May 1, 2007
and Supplemented February 5, 2008 and August 24, 2007

The following replaces the corresponding disclosure for "Annual Portfolio Operating Expenses" and "Example" in the Fees and Expenses section for Waddell & Reed InvestEd Growth Portfolio:

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Funds Fees and Expenses(Underlying Funds)[2]	0.92%
Total Annual Portfolio Operating Expenses[3]	1.17%

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

2The Portfolio will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. This table above shows the Portfolio's indirect expense from investing in the underlying funds based on the allocation of the Portfolio's assets among the underlying funds during the Portfolio's last fiscal year. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the underlying funds and the actual expenses of the underlying funds.

3 The Total Annual Portfolio Operating Expenses shown in this table do not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$708	$985	$1,281	$2,105

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

The following replaces the corresponding disclosure for "Annual Portfolio Operating Expenses" and "Example" in the Fees and Expenses section for Waddell & Reed InvestEd Balanced Portfolio:

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Funds Fees and Expenses(Underlying Funds)[2]	0.88%
Total Annual Portfolio Operating Expenses[3]	1.13%

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

2The Portfolio will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. This table above shows the Portfolio's indirect expense from investing in the underlying funds based on the allocation of the Portfolio's assets among the underlying funds during the Portfolio's last fiscal year. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the underlying funds and the actual expenses of the underlying funds.

3 The Total Annual Portfolio Operating Expenses shown in this table do not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$704	$973	$1,260	$2,060

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.

The following replaces the corresponding disclosure for "Annual Portfolio Operating Expenses" and "Example" in the Fees and Expenses section for Waddell & Reed InvestEd Conservative Portfolio:

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses (Underlying Funds)[2]	0.83%
Total Annual Portfolio Operating Expenses[3]	1.08%

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20. This maintenance fee will be waived for Arizona residents.

2The Portfolio will indirectly bear a pro rata share of the fees and expenses of each underlying fund in which it invests. This table above shows the Portfolio's indirect expense from investing in the underlying funds based on the allocation of the Portfolio's assets among the underlying funds during the Portfolio's last fiscal year. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the underlying funds and the actual expenses of the underlying funds.

3 The Total Annual Portfolio Operating Expenses shown in this table do not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses (Underlying Funds).

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular class of shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses of the Portfolio and its underlying funds remain the same. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:

1 Year[1]	3 Years[1]	5 Years[1]	10 Years[1]
$550	$812	$1,090	$1,869

1Waddell & Reed InvestEd Plan accounts with a balance of less than $25,000 will be charged an annual maintenance fee of $20, which has been added to the expenses associated with investing $10,000. This maintenance fee will be waived for Arizona residents.